EMPLOYEE EQUITY INCENTIVE PLAN (Nonvested Share Activities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of nonvested shares outstanding
Nonvested shares outstanding, beginning balance	22,555,000	56,475,000	77,593,333
Granted			16,160,000
Forfeited			(1,975,000)
Vested	(12,885,000)	(33,920,000)	(35,303,333)
Nonvested shares outstanding, ending balance	9,670,000	22,555,000	56,475,000
Weight average grant-date fair value
Nonvested shares outstanding, beginning balance	$ 0.13	$ 0.12	$ 0.13
Granted			$ 0.10
Forfeited			$ 0.09
Vested	$ 0.15	$ 0.12	$ 0.12
Nonvested shares outstanding, ending balance	$ 0.11	$ 0.13	$ 0.12
Intrinsic value of shares vested	$ 2,325,743	$ 4,647,040	$ 3,653,895